DECEMBER 31, 2010

ANNUAL REPORT
AND SHAREHOLDER LETTER

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GLOBAL

Templeton Global Opportunities Trust

Annual Report

Templeton Global Opportunities Trust

Your Fund’s Goal and Main Investments: Templeton Global Opportunities Trust seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located anywhere in the world, including developing or emerging markets.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This annual report for Templeton Global Opportunities Trust covers the fiscal year ended December 31, 2010.

Performance Overview

Templeton Global Opportunities Trust – Class A posted a +5.20% cumulative total return for the year under review. The Fund underperformed the +13.21% total return of its benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which measures equity market performance in global developed and emerging markets.1 Please note performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find the Fund’s long-term performance data in the Performance Summary beginning on page 7.

Economic and Market Overview

During the year under review, equities advanced against a backdrop of heightened volatility and uneven global economic recovery. Emerging market regions primarily led growth, as they were generally unconstrained by the debt overhang burdening western economies and benefited from strong intrinsic demand and significant capital inflows. Policymakers in these regions began raising interest rates toward period-end to combat inflation and speculative investment. Developed economies grew at a more subdued pace, with demand recovery and asset price reflation heavily underpinned by government-sponsored,

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 18.

Annual Report | 3

liquidity-enhancing measures. The U.S. Federal Reserve Board (Fed), having already brought official interest rates close to zero, began directly purchasing government securities as part of an extreme policy measure known as quantitative easing. Further promoting the U.S. recovery, the traditionally pro-business Republican Party gained control of the House of Representatives in mid-term elections and President Obama extended Bush-era tax cuts. In Europe, ballooning fiscal deficits took their toll on peripheral nations and growing concerns of potential sovereign defaults significantly roiled equity markets on several occasions during the period. The European Central Bank responded by pledging 750 billion euros in the spring with the intent to forestall defaults, stabilize markets and restore confidence in the euro currency, followed by further backstops in the autumn as Ireland and the rest of the periphery came under renewed duress.

The combination of intrinsic growth drivers in emerging markets and stimulus-induced support in the developed world encouraged the global economic recovery, and equity markets responded favorably. By the end of 2010, global equity markets recouped all losses suffered since Lehman Brothers Holdings’ 2008 bankruptcy. Commodities surged in the second half of 2010 due to near-term supply constraints and emerging market demand increases, as well as longer-term fears that overly accommodative monetary policies would ultimately have negative inflationary consequences. The dollar strengthened relative to the euro, which bore the burden of the region’s fiscal crisis, but weakened against the yen, which hit multi-decade highs amid persistent deflationary pressures. Meanwhile, U.S. Treasuries and corporate bonds finished the year with gains, though Treasury prices declined considerably in the final quarter as Fed policies appeared to improve growth expectations. Although market conditions remained accommodative and corporate profitability improved, critical economic fundamentals such as employment, home prices and credit creation remained substantially depressed at period-end, leading many investors to question the true health of the global economy and the sustainability of the recovery.

Investment Strategy

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company’s securities relative to our evaluation of the company’s long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company’s price/earnings ratio, profit margins and liquidation value. As we look worldwide, we consider specific companies, rather than sectors or countries, to make our investment decisions.

4 | Annual Report

Manager’s Discussion

During the year under review, the Fund’s performance relative to the MSCI AC World Index benefited from stock selection and an overweighted position in Asia. Within the region, overweighted allocations to Thailand and South Korea and stock selection in Japan were particularly beneficial. On a sector basis, an overweighted position in consumer discretionary helped results, where automobile manufacturer BMW (Germany) and fast-food company Burger King Holdings2 (U.S.) delivered strong performances.3 Notable contributors from other sectors included Thai commercial bank Siam City Bank,2 U.S. chemicals and materials manufacturer Cytec Industries2 and Chinese mechanical equipment manufacturer Shanghai Electric Group.

Relative to the benchmark, overweighting and stock selection in Europe detracted from Fund performance. In particular, stock selection in the U.K. and stock selection and overweighting in France and Italy weighed on results. On a sector basis, stock selection in energy hurt performance, and our holdings in Brazilian oil and gas company Petroleo Brasiliero (Petrobras)2 and U.K. oil and gas company BP were key detractors.4 Our overweighting and stock selection in health care also hampered Fund performance.5 Notable detractors included pharmaceutical companies Sanofi-Aventis (France) and Roche Holding (Switzerland) and biotechnology company Amgen (U.S.). Other major detractors included utilities company E.ON (Germany) and television broadcasting company Mediaset (Italy). At period-end, we maintained a positive long-term view of these companies consistent with our investment strategy.

2. This holding is not an index component.

3. The consumer discretionary sector comprises automobiles, auto components, household durables, media, multiline retail and specialty retail in the SOI.

4. The energy sector comprises energy and oil, gas and consumable fuels in the SOI.

5. The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, life sciences tools and services, and pharmaceuticals in the SOI.

Annual Report | 5

Thank you for your continued participation in Templeton Global Opportunities Trust. We look forward to serving your future investment needs.

Alan Chua, CFA
Portfolio Manager
Templeton Global Opportunities Trust

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2010, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Alan Chua assumed portfolio manager responsibilities for the Fund in September 2010. He joined the Templeton organization in 2000 and is the lead manager of the Templeton Global Equity Group in Singapore for a number of institutional and retail clients based both in and outside Singapore. Mr. Chua has global research responsibilities for auto components (consumer discretionary) and machinery (industrials), as well as country research coverage of Japan, Singapore and Malaysia.

Prior to joining Templeton, Mr. Chua was associate director with UBS Asset Management, where he was the portfolio manager for Asian emerging market funds and had primary research responsibility for banks and consumer stocks across Asia and coverage of Thailand, Indonesia, and South Korea. He has also worked for Deutsche Bank AG as a senior corporate relationship officer. Mr. Chua earned a B.Sc. in economics from the University of Oregon and an M.B.A. from the London Business School. Mr. Chua is a Chartered Financial Analyst (CFA) Charterholder.

6 | Annual Report

Performance Summary as of 12/31/10

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Annual Report | 7

Performance Summary (continued)

Performance

Cumulative total return excludes sales charges. Average annual total return and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class B: contingent deferred sales charge (CDSC) declining from 4% to 1% over six years, and eliminated thereafter; Class C: 1% CDSC in first year only; Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Annual Report

Performance Summary (continued)

Total Return Index Comparison for a Hypothetical $10,000 Investment

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Annual Report | 9

10 | Annual Report

Performance Summary (continued)

Endnotes

Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. The manager applies various techniques and analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class B: Class C:

These shares have higher annual fees and expenses than Class A shares.

Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. 3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

5. Effective 5/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/1/09, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 4/30/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/1/09 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +40.29% and +22.49%.

6. Source: © 2011 Morningstar. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.

Annual Report | 11

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Annual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.32%; B: 2.07%; C: 2.07%; and Advisor: 1.07%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Annual Report | 13

Templeton Global Opportunities Trust

Financial Highlights

Class A	Year Ended December 31, 2010	2009	2008	2007	2006
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$17.09	$12.94	$23.55	$20.49	$16.83
Income from investment operations[a]:					
Net investment income[b]	0.20	0.18	0.30	0.30	0.16
Net realized and unrealized gains (losses)	0.68	4.17	(10.17)	3.25	4.48
Total from investment operations	0.88	4.35	(9.87)	3.55	4.64
Less distributions from:					
Net investment income	(0.25)	(0.20)	(0.25)	(0.22)	(0.16)
Net realized gains	—	—	(0.49)	(0.27)	(0.82)
Total distributions	(0.25)	(0.20)	(0.74)	(0.49)	(0.98)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]
Net asset value, end of year	$17.72	$17.09	$12.94	$23.55	$20.49
Total return[e]	5.20%	33.63%	(42.54)%	17.44%	27.87%
Ratios to average net assets					
Expenses[f]	1.34%	1.37%	1.34%	1.30%	1.40%
Net investment income	1.22%	1.24%	1.59%	1.30%	0.85%
Supplemental data					
Net assets, end of year (000's)	$801,797	$876,985	$648,175	$1,148,008	$522,313
Portfolio turnover rate	23.89%	15.29%	12.22%	9.14%	9.54%

14 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Global Opportunities Trust

Financial Highlights (continued)

Class B	Year Ended December 31,				
	2010	2009	2008	2007	2006
Per share operating performance					
(for a share outstanding throughout the year)					
Net asset value, beginning of year	$16.95	$12.83	$23.26	$20.28	$16.69
Income from investment operations[a]:					
Net investment income[b]	0.08	0.08	0.16	0.14	0.02
Net realized and unrealized gains (losses)	0.65	4.10	(10.00)	3.20	4.42
Total from investment operations	0.73	4.18	(9.84)	3.34	4.44
Less distributions from:					
Net investment income	(0.07)	(0.06)	(0.10)	(0.09)	(0.03)
Net realized gains	—	—	(0.49)	(0.27)	(0.82)
Total distributions	(0.07)	(0.06)	(0.59)	(0.36)	(0.85)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]
Net asset value, end of year	$17.61	$16.95	$12.83	$23.26	$20.28
Total return[e]	4.37%	32.64%	(42.95)%	16.56%	26.89%
Ratios to average net assets					
Expenses[f]	2.09%	2.12%	2.09%	2.05%	2.14%
Net investment income	0.47%	0.49%	0.84%	0.55%	0.11%
Supplemental data					
Net assets, end of year (000's)	$1,394	$2,387	$2,708	$4,734	$2,873
Portfolio turnover rate	23.89%	15.29%	12.22%	9.14%	9.54%

Annual Report | The accompanying notes are an integral part of these financial statements. | 15

Templeton Global Opportunities Trust

Financial Highlights (continued)

Class C	Year Ended December 31, 2010	2009	2008	2007	2006
Per share operating performance (for a share outstanding throughout the year)					
Net asset value, beginning of year	$16.79	$12.74	$23.18	$20.21	$16.63
Income from investment operations[a]:					
Net investment income[b]	0.08	0.07	0.16	0.14	0.02
Net realized and unrealized gains (losses)	0.66	4.07	(9.97)	3.19	4.41
Total from investment operations	0.74	4.14	(9.81)	3.33	4.43
Less distributions from:					
Net investment income	(0.12)	(0.09)	(0.14)	(0.09)	(0.03)
Net realized gains	—	—	(0.49)	(0.27)	(0.82)
Total distributions	(0.12)	(0.09)	(0.63)	(0.36)	(0.85)
Redemption fees[c]	—	—	—[d]	—[d]	—[d]
Net asset value, end of year	$17.41	$16.79	$12.74	$23.18	$20.21
Total return[e]	4.43%	32.55%	(42.96)%	16.60%	26.86%
Ratios to average net assets					
Expenses[f]	2.09%	2.12%	2.08%	2.05%	2.15%
Net investment income	0.47%	0.49%	0.85%	0.55%	0.10%
Supplemental data					
Net assets, end of year (000's)	$39,363	$42,976	$34,474	$47,010	$26,755
Portfolio turnover rate	23.89%	15.29%	12.22%	9.14%	9.54%

16 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Global Opportunities Trust

Financial Highlights (continued)

Annual Report | The accompanying notes are an integral part of these financial statements. | 17

Templeton Global Opportunities Trust

Statement of Investments, December 31, 2010

18 | Annual Report

Templeton Global Opportunities Trust

Statement of Investments, December 31, 2010 *(continued)*

	Industry	Shares	Value
Common Stocks (continued)			
Hong Kong (continued)			
Cheung Kong (Holdings) Ltd.	Real Estate Management & Development	438,820	$ 6,763,671
Hutchison Whampoa Ltd., ADR	Industrial Conglomerates	25,000	1,285,250
			11,914,059
India 0.2%			
[a,b] Coal India Ltd., 144A	Oil, Gas & Consumable Fuels	99,144	697,362
HCL Infosystems Ltd.	IT Services	461,062	1,208,016
			1,905,378
Ireland 0.7%			
CRH PLC	Construction Materials	267,644	5,549,632
Italy 2.1%			
Eni SpA	Oil, Gas & Consumable Fuels	176,471	3,857,450
Intesa Sanpaolo SpA	Commercial Banks	1,338,920	3,636,015
Mediaset SpA	Media	910,540	5,514,834
UniCredit SpA	Commercial Banks	2,390,255	4,949,829
			17,958,128
Japan 4.3%			
Itochu Corp.	Trading Companies & Distributors	729,180	7,383,874
Mitsubishi UFJ Financial Group Inc.	Commercial Banks	1,600,170	8,653,830
Nintendo Co. Ltd.	Software	15,710	4,611,879
Nissan Motor Co. Ltd.	Automobiles	618,520	5,889,941
Sony Corp.	Household Durables	79,340	2,860,834
USS Co. Ltd.	Specialty Retail	82,510	6,749,201
			36,149,559
Netherlands 3.3%			
Akzo Nobel NV	Chemicals	142,260	8,846,482
[a] ING Groep NV	Diversified Financial Services	682,360	6,645,381
Koninklijke Philips Electronics NV	Industrial Conglomerates	156,683	4,804,094
Reed Elsevier NV	Media	602,210	7,457,499
			27,753,456
Russia 1.2%			
Gazprom, ADR	Oil, Gas & Consumable Fuels	202,410	5,149,311
Gazprom, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	197,780	4,989,989
			10,139,300
Singapore 0.4%			
DBS Group Holdings Ltd.	Commercial Banks	309,060	3,449,524
South Korea 5.1%			
Hana Financial Group Inc.	Commercial Banks	137,607	5,314,054
Hyundai Mobis	Auto Components	21,210	5,381,712
Hyundai Motor Co. Ltd.	Automobiles	40,680	6,294,743
KB Financial Group Inc.	Commercial Banks	76,126	4,073,632
POSCO	Metals & Mining	19,320	8,391,385
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	16,680	14,117,565
			43,573,091

Annual Report | 19

Templeton Global Opportunities Trust

Statement of Investments, December 31, 2010 (continued)

20 | Annual Report

Templeton Global Opportunities Trust

Statement of Investments, December 31, 2010 *(continued)*

	Industry	Shares	Value
Common Stocks (continued)			
United States (continued)			
[a] Amgen Inc.	Biotechnology	310,630	$ 17,053,587
Aon Corp.	Insurance	146,540	6,742,305
AT&T Inc.	Diversified Telecommunication Services	72,040	2,116,535
Baker Hughes Inc.	Energy Equipment & Services	112,630	6,439,057
Bank of America Corp.	Diversified Financial Services	399,070	5,323,594
The Bank of New York Mellon Corp.	Capital Markets	313,770	9,475,854
[a] Brocade Communications Systems Inc.	Communications Equipment	399,300	2,112,297
[a] Cisco Systems Inc.	Communications Equipment	479,150	9,693,204
Comcast Corp., A	Media	425,210	9,341,864
CVS Caremark Corp.	Food & Staples Retailing	290,240	10,091,645
[a] Dell Inc.	Computers & Peripherals	681,900	9,239,745
Flowserve Corp.	Machinery	40,610	4,841,524
The Gap Inc.	Specialty Retail	98,910	2,189,867
General Electric Co.	Industrial Conglomerates	374,630	6,851,983
The Home Depot Inc.	Specialty Retail	204,210	7,159,603
JPMorgan Chase & Co.	Diversified Financial Services	99,790	4,233,092
Medtronic Inc.	Health Care Equipment & Supplies	206,360	7,653,892
Merck & Co. Inc.	Pharmaceuticals	243,620	8,780,065
Microsoft Corp.	Software	285,480	7,970,602
[a] Navistar International Corp.	Machinery	90,420	5,236,222
News Corp., A	Media	644,110	9,378,242
Noble Corp.	Energy Equipment & Services	157,840	5,645,937
Oracle Corp.	Software	315,230	9,866,699
Pfizer Inc.	Pharmaceuticals	530,034	9,280,895
The Procter & Gamble Co.	Household Products	141,780	9,120,707
[a] Symantec Corp.	Software	195,650	3,275,181
Target Corp.	Multiline Retail	86,380	5,194,029
Time Warner Cable Inc.	Media	125,760	8,303,933
Time Warner Inc.	Media	258,663	8,321,189
United Parcel Service Inc., B	Air Freight & Logistics	67,300	4,884,634
Viacom Inc., B	Media	113,250	4,485,833
[a] Watson Pharmaceuticals Inc.	Pharmaceuticals	132,110	6,823,481
			244,111,308
Total Common Stocks (Cost $782,138,087)			819,289,427
Preferred Stocks (Cost $13,545,138) 1.8%			
Brazil 1.8%			
Vale SA, ADR, pfd., A	Metals & Mining	508,430	15,364,754
Non-Registered Mutual Funds (Cost $4,142,000) 0.6%			
Cayman Islands 0.6%			
[a,c,d] Templeton China Opportunities Fund, Ltd., Reg D	Diversified Financial Services	414,543	5,074,008
Total Investments before Short Term Investments (Cost $799,825,225)			839,728,189

Annual Report | 21

Templeton Global Opportunities Trust

Statement of Investments, December 31, 2010 (continued)

22 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Global Opportunities Trust

Financial Statements

Statement of Assets and Liabilities

December 31, 2010

Templeton Global Opportunities Trust

Financial Statements (continued)

Statement of Operations
for the year ended December 31, 2010

24 | The accompanying notes are an integral part of these financial statements. | Annual Report

Templeton Global Opportunities Trust

Financial Statements (continued)

Statements of Changes in Net Assets

	Year Ended December 31, 2010	Year Ended December 31, 2009
Increase (decrease) in net assets:		
Operations:		
Net investment income	$ 10,227,635	$ 9,283,827
Net realized gain (loss) from investments and foreign currency transactions	(8,199,461)	(43,693,829)
Net change in unrealized appreciation (depreciation) on investments, translation of other assets and liabilities denominated in foreign currencies and deferred taxes	37,692,353	263,881,925
Net increase (decrease) in net assets resulting from operations	39,720,527	229,471,923
Distributions to shareholders from:		
Net investment income:		
Class A	(11,446,215)	(9,953,275)
Class B	(6,756)	(10,048)
Class C	(272,711)	(226,702)
Advisor Class	(94,372)	(35,563)
Total distributions to shareholders	(11,820,054)	(10,225,588)
Capital share transactions: (Note 2)		
Class A	(101,743,409)	19,920,367
Class B	(1,007,145)	(953,926)
Class C	(4,688,964)	(945,071)
Advisor Class	2,868,474	2,473,658
Total capital share transactions	(104,571,044)	20,495,028
Net increase (decrease) in net assets	(76,670,571)	239,741,363
Net assets:		
Beginning of year	925,097,898	685,356,535
End of year	$ 848,427,327	$925,097,898
Undistributed net investment income included in net assets:		
End of year	$ 1,328,085	$ 1,943,664

Annual Report | The accompanying notes are an integral part of these financial statements. | 25

Templeton Global Opportunities Trust

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund values its investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

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Templeton Global Opportunities Trust

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund’s Board of Trustees.

Annual Report | 27

Templeton Global Opportunities Trust

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Investment in Templeton China Opportunities Fund, Ltd.

The Fund invests in Templeton China Opportunities Fund, Ltd. (China Fund), a private offering of unregistered shares in a Cayman Islands Exempt Company. The China Fund investment objective is to seek capital growth primarily through investments in A-shares of Chinese companies listed on the Shanghai and Shenzhen stock exchanges. Chinese A-shares are traded in Chinese Renminbi and are only available as an investment to domestic (Chinese) investors and holders of a Qualified Foreign Institutional Investors license. The China Fund is managed by Templeton Investment Counsel, LLC (the investment manager). No additional management or administrative fees are incurred on assets invested in the China Fund.

The Fund may incur delays in redeeming its investment in the China Fund. The China Fund may be subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds and earnings associated with its investment, as such activities are subject to approval by agencies of the Chinese government. The Fund’s investment in the China Fund is valued based upon the fair value of the China Fund’s portfolio securities and other assets and liabilities.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund’s application of those tax rules is subject to its understanding. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of December 31, 2010, and for all open tax years, the Fund has determined that no provision

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Templeton Global Opportunities Trust

Notes to Financial Statements (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Income and Deferred Taxes (continued)

for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax effects will significantly change in the next twelve months.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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Templeton Global Opportunities Trust

Notes to Financial Statements (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued) g. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

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Templeton Global Opportunities Trust

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, and/or directors of the following subsidiaries:

a. Management Fees

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

Under a subadvisory agreement, TAML and FTIA, affiliates of TIC, provide subadvisory services to the Fund and receive from TIC fees based on the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average net assets as follows:

c. Distribution Fees

The Fund’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

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Templeton Global Opportunities Trust

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES (continued) c. Distribution Fees (continued)

In addition, under the Fund’s Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the year:

e. Transfer Agent Fees

For the year ended December 31, 2010, the Fund paid transfer agent fees of $1,300,493, of which $858,669 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended December 31, 2010, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2010, the capital loss carryforwards were as follows:

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Templeton Global Opportunities Trust

Notes to Financial Statements (continued)

5. INCOME TAXES (continued)

For tax purposes, realized capital losses occurring subsequent to October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2010, the Fund deferred realized capital losses of $702,284.

The tax character of distributions paid during the years ended December 31, 2010 and 2009, was as follows:

At December 31, 2010, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, pass-through entity income, and regulatory settlements.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, foreign capital gains tax, pass-through entity income, and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2010, aggregated $200,508,694 and $307,167,973, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

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Templeton Global Opportunities Trust

Notes to Financial Statements (continued)

8. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At December 31, 2010, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively “Borrowers”), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) which matures on January 21, 2011. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the year ended December 31, 2010, the Fund did not use the Global Credit Facility.

Effective January 21, 2011, the Borrowers renewed the Global Credit Facility for a total of $750 million, maturing January 20, 2012.

10. REGULATORY AND LITIGATION MATTERS

During the year ended December 31, 2010, the Fund received $262,119 resulting from a settlement between the SEC and Franklin Advisers, Inc. (an affiliate of the investment manager) relating to market-timing activities, as previously reported in the Fund’s financial statements during the years ended December 31, 2003 through December 31, 2008. This payment is included in capital shares transactions on the Statements of Changes in Net Assets.

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Templeton Global Opportunities Trust

Notes to Financial Statements (continued)

11. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund’s assets carried at fair value:

At December 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

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Templeton Global Opportunities Trust

Notes to Financial Statements (continued)

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already in the financial statements.

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Templeton Global Opportunities Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Templeton Global Opportunities Trust

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Global Opportunities Trust (the “Fund”) at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 17, 2011

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Templeton Global Opportunities Trust

Tax Designation (unaudited)

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund designates 28.46% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2010.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $19,731,648 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2010. Distributions, including qualified dividend income, paid during calendar year 2010 will be reported to shareholders on Form 1099-DIV in January 2011. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At December 31, 2010, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 23, 2010, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following tables provide a detailed analysis of foreign tax paid, and foreign source income, and foreign qualified dividends as designated by the Fund, to Class A, Class B, Class C, and Advisor Class shareholders of record.

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

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Templeton Global Opportunities Trust

Tax Designation (unaudited) (continued)

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.1

In January 2011, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2010. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2010 individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

Annual Report | 39

Templeton Global Opportunities Trust

Special Meeting of Shareholders, January 7, 2011

A special meeting of Shareholders of the Trust was held at the Trust’s offices, 500 E. Broward Blvd., Fort Lauderdale, Florida on January 7, 2011 and adjourned to January 14, 2011. The purpose of the meeting was to (1) approve a new Sub-advisory Agreement between Templeton Investment Counsel, LLC and Templeton Asset Management Ltd. and (2) Approve a new Sub-advisory Agreement between Templeton Investment Counsel, LLC and Franklin Templeton Investments (Asia) Limited. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1: To approve a new Sub-advisory Agreement between Templeton Investment Counsel, LLC and Templeton Asset Management Ltd.

Proposal 2: To approve a new Sub-advisory Agreement between Templeton Investment Counsel, LLC and Franklin Templeton Investments (Asia) Limited.

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Templeton Global Opportunities Trust

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
J. Michael Luttig (1954) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2009	130	Boeing Capital Corporation (aircraft financing).
Principal Occupation During Past 5 Years: Executive Vice President, General Counsel and member of Executive Council, The Boeing Company; and **formerly,** Federal Appeals Court Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).				
David W. Niemiec (1949) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2005	24	Emeritus Corporation (assisted living) (1999-2010) and OSI Pharmaceuticals, Inc. (pharmaceutical products) (2006-2010).
Principal Occupation During Past 5 Years: Advisor, Saratoga Partners (private equity fund); and **formerly,** Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).				
Frank A. Olson (1932) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2003	130	Hess Corporation (exploration and refining of oil and gas).
Principal Occupation During Past 5 Years: Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and **formerly,** Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).				
Larry D. Thompson (1945) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2006	138	Cbeyond, Inc. (business communications provider) and The Southern Company (energy company).
Principal Occupation During Past 5 Years: Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and **formerly,** Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).				
Constantine D. Tseretopoulos (1954) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 1989	24	None
Principal Occupation During Past 5 Years: Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and **formerly,** Cardiology Fellow, University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).				
Robert E. Wade (1946) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Trustee	Since 2006	39	El Oro Ltd (investments).
Principal Occupation During Past 5 Years: Attorney at law engaged in private practice (1973-2009) and member of various boards.				

42 | Annual Report

Interested Board Members and Officers

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
****Charles B. Johnson (1933)** One Franklin Parkway San Mateo, CA 94403-1906	Trustee, Chairman of the Board and Vice President	Trustee and Chairman of the Board since 1995 and Vice President since 1992	130	None

Principal Occupation During Past 5 Years:
Chairman of the Board, Member – Office of the Chairman and Director, Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Trustee and Vice President	Trustee since 1993 and Vice President since 1996	50	None

Principal Occupation During Past 5 Years:
Vice Chairman, Member – Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 25 of the investment companies in Franklin Templeton Investments.

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
James M. Davis (1952) One Franklin Parkway San Mateo, CA 94403-1906	Chief Compliance Officer and Vice President – AML Compliance	Chief Compliance Officer since 2004 and Vice President – AML Compliance since 2006	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Director of Compliance, Franklin Resources, Inc. (1994-2001).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Laura F. Fergerson (1962) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2009	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Aliya S. Gordon (1973) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable

Principal Occupation During Past 5 Years:
Senior Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).

Annual Report | 43

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
David P. Goss (1947) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2000	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.				
Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Gary P. Motyl (1952) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	President and Chief Executive Officer – Investment Management	Since 2007	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: President, Templeton Investment Counsel, LLC; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments.				
Mark H. Otani (1968) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Director, Global Fund Accounting Operations, Franklin Templeton Investments; and officer of 14 of the investment companies in Franklin Templeton Investments.				
Robert C. Rosselot (1960) 500 East Broward Blvd. Suite 2100 Fort Lauderdale, FL 33394-3091	Secretary and Vice President	Secretary since 2004 and Vice President since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South; and officer of 45 of the investment companies in Franklin Templeton Investments.				

44 | Annual Report

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held
Karen L. Skidmore (1952) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2009	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin Templeton Investments.				
Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable
Principal Occupation During Past 5 Years: General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and **formerly,** Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).				

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson and Rupert H. Johnson are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund's Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund's Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms. Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of SLM Corporation and Allied Capital Corporation and was formerly the Executive Vice President and Chief Financial Officer of NHP Incorporated and Vice President and Treasurer of US Airways, Inc. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001. Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/(800) 342-5236 to request the SAI.

Annual Report | 45

Templeton Global Opportunities Trust

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive the Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Annual Report and Shareholder Letter

Templeton

Global Opportunities Trust

Investment Manager
Templeton Investment Counsel, LLC

Subadvisors

Franklin Templeton Investments (Asia) Limited Templeton Asset Management Ltd.

Principal Underwriter
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®
franklintempleton. com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager or the subadvisors. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A
(d)	N/A
(f)	Pursuant to Item 12 (a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $34,133 for the fiscal year ended December 31, 2010 and $33,539 for the fiscal year ended December 31, 2009.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under

TGOT N-CSR PE 12/31/10

common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $35,000 for the fiscal year ended December 31, 2010 and $2,000 for the fiscal year ended December 31, 2009. The services for which these fees were paid included technical tax consultation for capital gain tax reporting to foreign governments and derivative instruments.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $317 for the fiscal year ended December 31, 2010 and $0 for the fiscal year ended December 31, 2009. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $144,483 for the fiscal year ended December 31, 2010 and $0 for the fiscal year ended December 31, 2009. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)	pre-approval of all audit and audit related services;
(ii)	pre-approval of all non-audit related services to be

provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

TGOT N-CSR PE 12/31/10

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f)	No disclosures are required by this Item 4(f).
(g)	The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $179,800 for the fiscal year ended December 31, 2010 and $2,000 for the fiscal year ended December 31, 2009.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment

TGOT N-CSR PE 12/31/10

Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration
Date February 25, 2011

By /s/MARK H. OTANI
Mark H. Otani
Chief Financial Officer and
Chief Accounting Officer
Date February 25, 2011

TGOT N-CSR PE 12/31/10